Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Basic-
Basic-Net income attributable to NHI shareholders	¥ 61,180	¥ 46,559	¥ 108,005	¥ 115,301
Basic-Weighted average number of shares outstanding	3,577,779,123	3,595,833,271	3,588,288,755	3,596,599,957
Basic-Net income attributable to NHI shareholders per share	¥ 17.1	¥ 12.95	¥ 30.1	¥ 32.06
Diluted-
Diluted-Net income attributable to NHI shareholders	¥ 61,130	¥ 46,538	¥ 107,955	¥ 115,259
Diluted-Weighted average number of shares outstanding	3,664,869,847	3,685,748,891	3,673,595,813	3,687,614,198
Diluted-Net income attributable to NHI shareholders per share	¥ 16.68	¥ 12.63	¥ 29.39	¥ 31.26